Employee benefits (Tables)	3 Months Ended
Mar. 31, 2019
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations
The total net employee benefit obligations as at March 31, 2019 is as follows:

€m
Balance as of January 1, 2019	200.6
Service cost	1.4
Net interest expense	0.9
Actuarial loss on pension scheme valuations	13.0
Benefits paid	(1.1)
Foreign exchange differences on translation	(0.9)
Balance as of March 31, 2019	213.9